Schedule of borrowings and financing outstanding (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Current	R$ 1,830,617	R$ 3,034,449
Noncurrent	15,893,219	14,224,175
Total	17,723,836	17,258,624	R$ 13,244,709	R$ 13,152,796
Local currency
IfrsStatementLineItems [Line Items]
Current	1,471,500	2,674,805
Noncurrent	12,956,183	11,035,957
Total	14,427,683	13,710,762	6,885,911	6,483,387
Local currency | Twelfth Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	45,450	45,450
Noncurrent	113,049	158,425
Total	158,499	203,875
Local currency | 14th issue debentures
IfrsStatementLineItems [Line Items]
Current	25,388	51,873
Noncurrent	0	24,205
Total	25,388	76,078
Local currency | 17th issue debentures
IfrsStatementLineItems [Line Items]
Current	102,252	91,850
Noncurrent	101,982	183,335
Total	204,234	275,185
Local currency | 18th issue debentures
IfrsStatementLineItems [Line Items]
Current	48,479	45,918
Noncurrent	92,677	135,105
Total	141,156	181,023
Local currency | 21th issue debentures
IfrsStatementLineItems [Line Items]
Current	174,849	175,000
Noncurrent	0	174,769
Total	174,849	349,769
Local currency | 22th issue debentures
IfrsStatementLineItems [Line Items]
Current	200,000	99,969
Noncurrent	508,530	678,149
Total	708,530	778,118
Local currency | 23th issue debentures
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	864,776	864,678
Total	864,776	864,678
Local currency | 24th issue debentures
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	461,350	414,994
Total	461,350	414,994
Local currency | Contractual obligations - expenses
IfrsStatementLineItems [Line Items]
Current	0	1,442,610
Noncurrent	0	0
Total	0	1,442,610
Local currency | Summary of restricted cash [Line Items]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	1,168,317	1,047,767
Total	1,168,317	1,047,767
Local currency | Performance agreements
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	997,433	997,000
Total	997,433	997,000
Local currency | Twenty Eight Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	1,197,395	0
Total	1,197,395	0
Local currency | Twenty Nine Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	0	0
Noncurrent	1,230,602	0
Total	1,230,602	0
Local currency | BrazilianFederalSavingsBankMember
IfrsStatementLineItems [Line Items]
Current	98,784	90,382
Noncurrent	1,380,170	1,324,459
Total	1,478,954	1,414,841	1,429,250	1,345,684
Local currency | Brazilian Development Bank - BNDES PAC
IfrsStatementLineItems [Line Items]
Current	13,394	13,185
Noncurrent	6,665	20,247
Total	20,059	33,432
Local currency | Brazilian Development Bank - BNDES PAC II 9751
IfrsStatementLineItems [Line Items]
Current	7,161	7,159
Noncurrent	30,308	37,447
Total	37,469	44,606
Local currency | Brazilian Development Bank - BNDES PAC II 9752
IfrsStatementLineItems [Line Items]
Current	4,851	4,851
Noncurrent	20,619	25,470
Total	25,470	30,321
Local currency | Brazilian Development Bank - BNDES ONDA LIMPA
IfrsStatementLineItems [Line Items]
Current	26,751	26,751
Noncurrent	60,089	86,809
Total	86,840	113,560
Local currency | Brazilian Development Bank - BNDES TIET&amp;amp;amp;amp;#63; III
IfrsStatementLineItems [Line Items]
Current	33,558	86,823
Noncurrent	617,251	542,519
Total	734,844	629,342
Local currency | Brazilian Development Bank B N D E S T 2015 [Member]
IfrsStatementLineItems [Line Items]
Current	33,558	33,558
Noncurrent	420,685	454,126
Total	454,243	487,684
Local currency | Brazilian Development Bank - BNDES 2014
IfrsStatementLineItems [Line Items]
Current	6,524	5,143
Noncurrent	22,874	23,017
Total	29,398	28,160
Local currency | Inter-American Development Bank - BID 2202
IfrsStatementLineItems [Line Items]
Current	181,349	181,349
Noncurrent	2,344,403	2,524,798
Total	2,525,752	2,706,147
Local currency | Profit for the year - change in the equity
IfrsStatementLineItems [Line Items]
Current	34,800	44,815
Noncurrent	890,400	898,060
Total	925,200	942,875
Local currency | Leases (Concession Agreements, Program Contracts and Contract Assets)
IfrsStatementLineItems [Line Items]
Current	36,640	28,847
Noncurrent	360,671	399,896
Total	397,311	428,743	459,671	568,666
Local currency | Leases (Others)
IfrsStatementLineItems [Line Items]
Current	69,306	36,576
Noncurrent	56,663	9,300
Total	125,969	45,876	74,453
Local currency | Others [Member]
IfrsStatementLineItems [Line Items]
Current	4,790	3,778
Noncurrent	9,274	11,382
Total	14,064	15,160
Local currency | Interest and charges
IfrsStatementLineItems [Line Items]
Current	239,581	158,918
Noncurrent	0	0
Total	239,581	158,918
Foreign currency
IfrsStatementLineItems [Line Items]
Current	359,117	359,644
Noncurrent	2,937,036	3,188,218
Total	3,296,153	3,547,862	R$ 6,358,798	R$ 6,669,409
Foreign currency | Interest and charges
IfrsStatementLineItems [Line Items]
Current	18,091	21,577
Noncurrent	0	0
Total	18,091	21,577
Foreign currency | Inter-American Development Bank - BID 1212
IfrsStatementLineItems [Line Items]
Current	57,357	53,412
Noncurrent	172,071	213,649
Total	229,428	267,061
Foreign currency | Inter American Development Bank B I D 12121 [Member]
IfrsStatementLineItems [Line Items]
Current	0
Noncurrent	155,192	46,474
Total	155,192	46,474
Foreign currency | International Bank of Reconstruction and Development - BIRD
IfrsStatementLineItems [Line Items]
Current	33,927	31,594
Noncurrent	386,328	393,949
Total	420,255	425,543
Foreign currency | JICA 15
IfrsStatementLineItems [Line Items]
Current	55,858	58,117
Noncurrent	391,008	464,936
Total	446,866	523,053
Foreign currency | J I C A 18 [Member]
IfrsStatementLineItems [Line Items]
Current	50,223	52,253
Noncurrent	351,398	417,846
Total	401,621	470,099
Foreign currency | JICA 17
IfrsStatementLineItems [Line Items]
Current	12,833	11,260
Noncurrent	165,900	156,738
Total	178,733	167,998
Foreign currency | JICA 19
IfrsStatementLineItems [Line Items]
Current	87,901	91,456
Noncurrent	1,272,803	1,415,683
Total	1,360,704	1,507,139
Foreign currency | B I D 1983 A B 2 [Member]
IfrsStatementLineItems [Line Items]
Current	42,927	39,975
Noncurrent	42,336	78,943
Total	R$ 85,263	R$ 118,918